TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ 1,217	$ 14,248	$ 3,941
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	105,989
FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,540
Federal tax purposes [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,132
R & D Credits for FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,591
State tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,934
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 41,908
Operating loss carryforwards utilization period	9 years
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 31,547
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	22,706
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 8,841